Shareholder Report, Line Graph (Details) 192584_LifeX 2055 Inflation-Protected Longevity Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Jan. 17, 2024	Dec. 31, 2025
LifeX 2055 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			LifeX 2055 Inflation-Protected Longevity Income ETF NAV
Accumulated Value	$ 9,885	$ 10,000	$ 10,415
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Accumulated Value	$ 10,251	$ 10,000	$ 10,970